Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary: Lyrical U.S. Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the U.S. Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Fund’s performance. During the most recent fiscal year, the U.S. Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund. The success of the U.S. Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the U.S. Fund and there is no assurance that the U.S. Fund will achieve its investment objective. Because of the types of securities in which the U.S. Fund invests and the investment techniques the Adviser uses, the U.S. Fund is designed for investors who are investing for the long term. The U.S. Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the U.S. Fund are generally described below.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful and the U.S. Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Market Risk. The return on and value of an investment in the U.S. Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action , environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the U.S. Fund) could fall drastically and rapidly and therefore adversely affect the U.S. Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the U.S. Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the U.S. Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalvaluefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest:	28.09%	(quarter ended June 30, 2020)
Lowest:	(38.86%)	(quarter ended March 31, 2020)

Year to Date Return, Label	rr_YearToDateReturnLabel	The U.S. Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.

Lyrical U.S. Value Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	16.17%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,233
Annual Return 2014	rr_AnnualReturn2014	13.90%	[2]
Annual Return 2015	rr_AnnualReturn2015	(6.45%)	[2]
Annual Return 2016	rr_AnnualReturn2016	14.59%	[2]
Annual Return 2017	rr_AnnualReturn2017	21.32%	[2]
Annual Return 2018	rr_AnnualReturn2018	(19.75%)	[2]
Annual Return 2019	rr_AnnualReturn2019	23.54%	[2]
Annual Return 2020	rr_AnnualReturn2020	8.63%	[2]
Annual Return 2021	rr_AnnualReturn2021	30.11%	[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.11%
5 Years	rr_AverageAnnualReturnYear05	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.07%
5 Years	rr_AverageAnnualReturnYear05	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	12.47%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	864
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.76%
5 Years	rr_AverageAnnualReturnYear05	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical International Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary: Lyrical International Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund. The success of the International Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the International Fund and there is no assurance that the International Fund will achieve its investment objective. Because of the types of securities in which the International Fund invests and the investment techniques the Adviser uses, the International Fund is designed for investors who are investing for the long term. The International Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the International Fund are generally described below.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of United States (“U.S.”) securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States.

•	Foreign Currency Risk. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful and the International Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Market Risk. The return on and value of an investment in the International Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action , environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the International Fund) could fall drastically and rapidly and therefore adversely affect the International Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

New Fund Risk. The International Fund was formed in 2020 and has a limited operating history. Accordingly, investors in the International Fund bear the risk that the International Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalvaluefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest:	12.12%	(quarter ended March 31, 2021)
Lowest:	(0.29%)	(quarter ended December 31, 2021)

Year to Date Return, Label	rr_YearToDateReturnLabel	The International Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary.

Lyrical International Value Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	16.93%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.35%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.35%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,852
Annual Return 2021	rr_AnnualReturn2021	15.53%	[5]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.53%
Since Inception	rr_AverageAnnualReturnSinceInception	16.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.88%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	12.88%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	20.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	21.14%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.90%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,602
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.37%
Since Inception	rr_AverageAnnualReturnSinceInception	16.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
US VALUE ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The US Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example, below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. During the most recent fiscal period, the Fund’s portfolio turnover rate was 23%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Lyrical U.S. Value Index (the “Index”), developed by Lyrical Asset Management LP (the “Adviser”), seeks to create a passively managed proxy for deep value investing by using propriety investment screens to identify 200 stocks from a universe of potential investment candidates of the cheapest quintile (e.g., bottom one-fifth) of the top 1,000 US stocks by market capitalization, based on one year forward median analyst projected price to earnings ratio, per FactSet Research Systems Inc. (“FactSet”). Cheapest is defined as the lowest projected forward price-to-earnings ratio for the next twelve months (“NTM P/E”). The NTM P/E is determined using the greater of the non-GAAP or GAAP median consensus estimate of forward price-to-earnings ratio available as of each quarter-end. Each stock in the cheapest quintile is then equally weighted as compared to other stocks within the Index. As a result, it is anticipated that the Index will be comprised primarily of mid-capitalization US companies.

GKD Index Partners LLC d/b/a Alerian (the “Index Provider”), who is not affiliated with the Adviser or the Fund, compiles and calculates the Index. The Index and the Fund are each reconstituted and rebalanced on a quarterly basis. The Index was established on August 27, 2021. The capitalization range of the Index was $5.4 billion to $330 billion as of December 31, 2021. The components of the Index, and the degree to which these components represent certain industries, may change over time.

The Fund employs an indexing investment approach designed to track the performance of the Index. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding stock of each company in the Index in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in an industry or group of industries to approximately the same extent that the Index reflects a concentration in that industry or group of industries. The components of the Index and the percentages represented by various sectors in the Index may change over time, thus the Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time. The Index’s methodology does not focus on industries and instead screens individual companies. As a result, it is possible, but not likely, that the Index may, at times, be concentrated in one or more industries.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Index Style Risk. The Index tracks the performance of the equity securities of the “cheapest” quintile, based on NTM P/E, of the 1,000 largest (by market capitalization) US companies. The performance of the Index may trail the returns of the overall stock market. The Adviser believes that the nature of the Index corresponds with the performance of value investing generally, and therefore the Fund may be exposed to the risks associated with value investing, such as value stocks falling out of favor with the general market.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index closely (i.e., to achieve a high degree of correlation with the Index), it will not seek to beat the performance of the Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the returns of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Calculation Methodology. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and the Index Provider cannot offer assurances that the Index will be determined, calculated or composed accurately or that the calculation methodology or sources of information will provide an accurate assessment of included issuers.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices

(including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

 Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Exchange-Traded Risk. Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

•	The Fund’s shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

•	Although the Fund’s shares are listed for trading on NYSE Arca, it is possible that an active trading market may not develop or be maintained.

•	Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s shares may also be halted if 1) the shares are delisted from NYSE Arca without first being listed on another exchange, or 2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

New Fund Risk. The Fund was formed in 2021 and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund or exchange-traded Fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, when available, will be available online at www.usvalueetf.com or by calling 1-833-Valu-ETF (or 1-833-825-8383).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-Valu-ETF (or 1-833-825-8383)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usvalueetf.com
US VALUE ETF | US VALUE ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USVT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	9.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	10.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.55%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,478
Q3 ALL-WEATHER SECTOR ROTATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Q3 ALL-WEATHER SECTOR ROTATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Weather Sector Rotation Fund (the “Sector Rotation Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Sector Rotation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Sector Rotation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Sector Rotation Fund’s performance. During the most recent fiscal year, the Sector Rotation Fund’s portfolio turnover rate was 441% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	441.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Sector Rotation Fund’s Financial Highlights, which reflect the operating expenses of the Sector Rotation Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Sector Rotation Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Sector Rotation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Sector Rotation Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Sector Rotation Fund will invest in shares of other investment companies and similar products operating as exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) in an attempt to invest in sectors and subsectors which have exhibited recent relative performance strength, as evaluated on a monthly basis according to the Adviser’s proprietary rules-based analytical approach.

In evaluating a sector’s or subsector’s relative strength, the Sector Rotation Fund will measure the recent performance of that sector’s or subsector’s securities against the recent performance of other sectors’ securities in the Sector Rotation Fund’s investing universe, which encompasses all eleven global industry classification standard (“GICS”) sectors across global equities and fixed-income securities. The Sector Rotation Fund will seek to invest in those GICS sectors or subsectors which the Adviser identifies as exhibiting relative total return performance strength retrospectively in both the near and long-term. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”).

The Sector Rotation Fund will rotate assets into, and out of, sectors and subsector positions on a periodic basis, and the Sector Rotation Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Sector Rotation Fund deems to be relatively unattractive for equities (based on its quantitative indicators such as simple moving averages, trend indicators, and volatility measures), the Sector Rotation Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Sector Rotation Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Sector Rotation Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Sector Rotation Fund. The success of the Sector Rotation Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Sector Rotation Fund and there is no assurance that the Sector Rotation Fund will achieve its investment objective. Because of the types of securities in which the Sector Rotation Fund invests and the investment techniques the Adviser uses, the Sector Rotation Fund is designed for investors who are investing for the long term. The Sector Rotation Fund will be subject to the following principal risks:

Market Risk. Market risk is the risk that the value of the securities in the Sector Rotation Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Sector Rotation Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Sector Rotation Fund) could change drastically and rapidly and, therefore, adversely affect the Sector Rotation Fund.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Sector Rotation Fund may underperform relative to other mutual funds that employ similar investment strategies. The Sector Rotation Fund’s sector rotation style may not be implemented successfully, negatively affecting the Sector Rotation Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Sector Risk. At times the Sector Rotation Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Sector Rotation Fund and increase the volatility of the Sector Rotation Fund’s NAV per share.

Active Management Risk. Due to the active management of the Sector Rotation Fund by the Adviser, the Sector Rotation Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Sector Rotation Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Sector Rotation Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Sector Rotation Fund to potential losses.

●	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Sector Rotation Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

●	Foreign Currency Risk. The Sector Rotation Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Sector Rotation Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Sector Rotation Fund’s exposure to foreign currencies subjects the Sector Rotation Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Sector Rotation Fund’s exposure to foreign currencies may reduce the returns of the Sector Rotation Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Sector Rotation Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Sector Rotation Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Sector Rotation Fund invests in addition to the Sector Rotation Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Sector Rotation Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Sector Rotation Fund may own.

●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

●	Investment Limitation Risk. Under the 1940 Act, the Sector Rotation Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Sector Rotation Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Sector Rotation Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Sector Rotation Fund or complies with Rule 12d1-4 under the 1940 Act; and (ii) the ETF and the Sector Rotation Fund take appropriate steps to comply with any conditions in the order for exemptive relief or Rule 12d1-4 as applicable. Accordingly, the 3% limitation may prevent the Sector Rotation Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

●	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Sector Rotation Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Sector Rotation Fund’s NAV is reduced for undervalued ETFs it holds, and that the Sector Rotation Fund receives less than NAV when selling an ETF).

●	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

●	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

●	Fixed-income ETFs Risk. There are risks associated with the potential investment of the Sector Rotation Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

●	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

●	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Sector Rotation Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

●	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Sector Rotation Fund, which may lower the Sector Rotation Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Sector Rotation Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Sector Rotation Fund. Therefore, the Sector Rotation Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Sector Rotation Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Sector Rotation Fund by showing changes in the Sector Rotation Fund’s performance from year to year and by showing how the Sector Rotation Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Sector Rotation Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Sector Rotation Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399 or by visiting www.Q3AllWeatherFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Sector Rotation Fund by showing changes in the Sector Rotation Fund’s performance from year to year and by showing how the Sector Rotation Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-784-2399
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Q3AllWeatherFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Sector Rotation Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Sector Rotation Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	10.89%	(quarter ended December 31, 2020)
Lowest	(16.60%)	(quarter ended March 31, 2020)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Sector Rotation Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the Investor Class shares will vary.

Q3 ALL-WEATHER SECTOR ROTATION FUND | Morningstar Moderately Aggressive Target Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.04%
Since Inception	rr_AverageAnnualReturnSinceInception	13.84%
Q3 ALL-WEATHER SECTOR ROTATION FUND | Morningstar Moderate Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.19%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%	[7]
Q3 ALL-WEATHER SECTOR ROTATION FUND | Q3 ALL-WEATHER SECTOR ROTATION FUND Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAWSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.62%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.11%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.51%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,296
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Q3 ALL-WEATHER SECTOR ROTATION FUND | Q3 ALL-WEATHER SECTOR ROTATION FUND Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.52%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.26%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,500
Annual Return 2020	rr_AnnualReturn2020	3.90%	[10]
Annual Return 2021	rr_AnnualReturn2021	5.58%	[10]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Q3 ALL-WEATHER SECTOR ROTATION FUND | Q3 ALL-WEATHER SECTOR ROTATION FUND Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Q3 ALL-WEATHER SECTOR ROTATION FUND | Q3 ALL-WEATHER SECTOR ROTATION FUND Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Q3 ALL-WEATHER TACTICAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Q3 ALL-WEATHER TACTICAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Weather Tactical Fund (the “Tactical Fund”) seeks a positive rate of return over a calendar year regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Tactical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tactical Fund’s performance. During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 1,639% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1639.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Tactical Fund’s Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Tactical Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Tactical Fund will invest in shares of other investment companies and similar products that operate as broad-based index exchange-traded funds (“ETFs”), open-end mutual funds, closed-end funds, and real estate investment trusts (collectively, “Portfolio Funds”). The Tactical Fund will purchase Portfolio Funds when that Portfolio Fund’s underlying index (“Segment”) is anticipated to show strength, and divest when market weakness in that Segment is anticipated. Portfolio Funds will generally consist of equity index funds.

In evaluating a Segment’s relative strength, the Tactical Fund will measure the performance of that Segment’s securities against the performance of all other securities in the Tactical Fund’s investing universe, which will typically encompass all U.S. equity and fixed-income securities, but, depending on market conditions, may also encompass international equity and fixed-income securities. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”). Further, the Adviser may invest in inverse ETFs linked to treasury bonds during a rising or anticipated rising interest rate environment in order to attempt to take advantage of falling prices in the bond markets. Generally, such trades are expected to be short term in nature, but the Tactical Fund may hold such positions for longer than one day when the Adviser anticipates prolonged weakness in the bond markets. To the extent that rebalancing of inverse ETFs held by the Tactical Fund does not occur on a daily basis, the effects of compounding returns may cause an inverse ETF’s investment results for such periods to substantially vary from 1X of the inverse of the underlying index’s return.

The Tactical Fund will rotate assets into, and out of, positions on a periodic basis, and the Tactical Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Tactical Fund deems to be relatively unattractive for equities (based on its quantitative indicators such as simple moving averages, trend indicators, and volatility measures), the Tactical Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Tactical Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Tactical Fund may indirectly invest in equity securities of all capitalization ranges and in fixed-income securities of all credit qualities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund. The success of the Tactical Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Tactical Fund and there is no assurance that the Tactical Fund will achieve its investment objective. Because of the types of securities in which the Tactical Fund invests and the investment techniques the Adviser uses, the Tactical Fund is designed for investors who are investing for the long term. The Tactical Fund will be subject to the following principal risks:

Market Risk. Market risk is the risk that the value of the securities in the Tactical Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Tactical Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Tactical Fund) could change drastically and rapidly and, therefore, adversely affect the Tactical Fund.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Tactical Fund may underperform relative to other mutual funds that employ similar investment strategies. The Tactical Fund’s sector rotation style may not be implemented successfully, negatively affecting the Tactical Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Sector Risk. At times the Tactical Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Tactical Fund and increase the volatility of the Tactical Fund’s NAV per share.

Active Management Risk. Due to the active management of the Tactical Fund by the Adviser, the Tactical Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Tactical Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Tactical Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Tactical Fund to potential losses.

●	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Tactical Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

●	Foreign Currency Risk. The Tactical Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Tactical Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Tactical Fund’s exposure to foreign currencies subjects the Tactical Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Tactical Fund’s exposure to foreign currencies may reduce the returns of the Tactical Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Tactical Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Tactical Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the

Tactical Fund invests in addition to the Tactical Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Tactical Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Tactical Fund may own.

●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

●	Investment Limitation Risk. Under the 1940 Act, the Tactical Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Tactical Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Tactical Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Tactical Fund or complies with Rule 12d1-4 under the 1940 Act; and (ii) the ETF and the Tactical Fund take appropriate steps to comply with any conditions in the order for exemptive relief or Rule 12d1-4 as applicable. Accordingly, the 3% limitation may prevent the Tactical Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

●	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Tactical Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Tactical Fund’s NAV is reduced for undervalued ETFs it holds, and that the Tactical Fund receives less than NAV when selling an ETF).

●	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

●	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

●	Fixed-income ETFs Risk. There are risks associated with the potential investment of the Tactical Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

●	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

●	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in fixed-income securities may fall because fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Tactical Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

●	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Inverse ETF Risk. Inverse ETFs (also called “short ETFs” or “bear ETFs”) are subject to additional risk not generally associated with traditional ETFs. To the extent the Tactical Fund invests in inverse ETF, the value of the Tactical Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is opposite from the traditional equity or bond fund. The net asset value and market price of inverse ETFs are normally more volatile than the value of the tracked index or of other ETFs that do not use leverage. Due to the compounding of daily returns, holding periods of greater than one day can result in returns that are significantly different than the target return. During periods of high volatility, the effects of compounding returns may cause an inverse ETF’s investment results for periods longer than a single day to substantially vary from 1X of the inverse of the underlying index’s return. The Adviser attempts to mitigate such deviations by periodically rebalancing positions.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Tactical Fund, which may lower the Tactical Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Tactical Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Tactical Fund. Therefore, the Tactical Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399 or by visiting www.Q3AllWeatherFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the C Class shares will be included when that share class has been operational for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-784-2399
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Q3AllWeatherFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	13.27%	(quarter ended December 31, 2020)
Lowest	0.43%	(quarter ended March 31, 2021)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Tactical Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the Investor Class shares and C Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the Investor Class shares and C Class shares will vary. Performance for the C Class shares will be included when that share class has been operational for a full calendar year. C Class shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that he classes do not have the same expenses.

Q3 ALL-WEATHER TACTICAL FUND | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Q3 ALL-WEATHER TACTICAL FUND | Morningstar Moderately Aggressive Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.04%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	13.84%	[11]
Q3 ALL-WEATHER TACTICAL FUND | Q3 ALL-WEATHER TACTICAL FUND Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAWTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.05%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.46%	[12],[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,323
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.80%
Since Inception	rr_AverageAnnualReturnSinceInception	20.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Q3 ALL-WEATHER TACTICAL FUND | Q3 ALL-WEATHER TACTICAL FUND Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAITX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%	[12],[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,889
Annual Return 2020	rr_AnnualReturn2020	26.30%	[14]
Annual Return 2021	rr_AnnualReturn2021	16.83%	[14]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	21.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Q3 ALL-WEATHER TACTICAL FUND | Q3 ALL-WEATHER TACTICAL FUND Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	17.96%
Q3 ALL-WEATHER TACTICAL FUND | Q3 ALL-WEATHER TACTICAL FUND Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%
Q3 ALL-WEATHER TACTICAL FUND | Q3 ALL-WEATHER TACTICAL FUND C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QACTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.99%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%	[12],[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,572
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,308

[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2024, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated.
[2]	The U.S. Fund’s year-to-date return through December 31, 2021 is 30.11%.
[3]	Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
[4]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2024, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated.
[5]	The International Fund’s year-to-date return through December 31, 2021 is 15.53%.
[6]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until July 30, 2023, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.49% of the average daily net assets of the Fund’s shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 30, 2023, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[7]	The Morningstar Moderately Aggressive Target Index is used to provide an additional comparison. The Morningstar Moderately Aggressive Target Index consists of five asset allocation indexes that span the risk spectrum from conservative to aggressive and comprehensively covers global equity and fixed-income markets.
[8]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Sector Rotation Fund’s Financial Highlights, which reflect the operating expenses of the Sector Rotation Fund and do not include “Acquired Fund Fees and Expenses.”
[9]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2023, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Sector Rotation Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Sector Rotation Fund’s business) to an amount not exceeding 2.19% of the Investor Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Sector Rotation Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2023, this agreement may not be modified or terminated without the approval of the Sector Rotation Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Sector Rotation Fund if the Sector Rotation Fund’s investment advisory agreement (the “Sector Rotation Fund’s Advisory Agreement”) with the Adviser is terminated.
[10]	The Sector Rotation Fund’s year-to-date return through December 31, 2021 was 5.76%.
[11]	The Morningstar Moderately Aggressive Target Index is used to provide an additional comparison. The Morningstar Moderately Aggressive Target Index consists of five asset allocation indexes that span the risk spectrum from conservative to aggressive and comprehensively covers global equity and fixed-income markets.
[12]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Tactical Fund’s Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include “Acquired Fund Fees and Expenses.”
[13]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2023, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Tactical Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund’s business;) to an amount not exceeding 2.19% of the Investor Class shares’, 2.94% of the C Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2023, this agreement may not be modified or terminated without the approval of the Tactical Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund’s investment advisory agreement (the “Tactical Fund’s Advisory Agreement”) with the Adviser is terminated.
[14]	The Tactical Fund’s year-to-date return through December 31, 2021 was 16.83%.